Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2015 Fiscal Year 2015 [Member]
Income Tax [Line Items]
ESOP compensation for Special Dividend on unallocated shares			21.10%
Undistributed earnings of foreign subsidiaries			$ 32,450
Accrued interest and penalties related to unrecognized tax benefits			395
Unrecognized tax benefits that would affect effective tax rate, if recognized			4,888
Estimated possible change in unrecognized tax benefits, lower bound			0
Estimated possible change in unrecognized tax benefits, upper bound			$ 500
Effective income tax rate	38.40%	40.10%	60.90%	35.90%	37.90%	38.40%
Federal statutory rate	35.00%		35.00%	35.00%	35.00%